Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Taxes Payables [Abstract]
Income taxes payable	$ 92,816	$ 95,888
Other taxes (recovery) payable	(18,725)	117
Total taxes payable	$ 74,091	$ 96,005